Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Statement [Abstract]
Revenue	$ 59,883	$ 44,534
Unrealized gain (loss) on commodity derivatives	(481)	323
Total revenue	59,402	44,857
Operating expenses:
Purchases of natural gas, NGLs and condensate	47,301	30,768
Direct operating expenses	4,803	2,885
Selling, general and administrative expenses	3,425	3,329
Equity compensation expense	388	331
Depreciation and accretion expense	5,646	5,127
Total operating expenses	61,563	42,440
Gain (loss) on involuntary conversion of property, plant, equipment	421	0
(Gain) loss on sale of assets, net	0
Operating income (loss)	(1,740)	2,417
Other income (expenses):
Interest expense	(1,731)	(757)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(3,471)	1,660
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	73	31
Net Income (loss)	(3,398)	1,691
Net income (loss) attributable to non-controlling interests	155	0
Net income (loss)	(3,553)	1,691
General partner's interest in net income (loss)	(70)	34
Limited partner's interest in net income (loss)	$ (3,483)	$ 1,657
Limited partners net income (loss) per unit (basic and diluted) (See Note 9)	(0.38)	0.18
Income (Loss) from Continuing Operations, Per Outstanding Limited Partnership Unit, Basic	(0.39)	0.18
Weighted average number of units used in computation of limited partners' net income (loss) per unit (basic and diluted)	9,167	9,092